Short-Term Investments (Narrative And Short-Term Investments) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Short-term investments stated interest rate minimum	3.35%
Short-term investments stated interest rate maximum	8.50%
Unrecognized holding gain or loss	$ 0
Held-to-maturity investments	$ 321,182	$ 143,704